Stockholders’ Equity	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Stockholders’ Equity	Stockholders' Equity
Preferred Stock
The Company is authorized to issue 1,000 million shares of preferred stock with a par value of $0.00001 per share. There were no shares of preferred stock issued and outstanding at December 31, 2022 and December 31, 2021.
Common Stock
The Company is authorized to issue 51,000 million shares of common stock with a par value of $0.00001 per share; of which 50,000 million shares are designated Class A common stock and 1,000 million shares are designated Class B common stock. Class A common stock holders are entitled to one vote for each share and Class B common stock holders are entitled to ten votes for each share. Class A and Class B have identical liquidation and dividend rights. Class B shares are convertible into Class A upon election by the holder or upon transfer (except for certain permitted transfers).
The Company had 754 million and 642 million shares of Class A common stock issued and outstanding at December 31, 2022 and December 31, 2021, respectively. The Company had 412 million and 481 million shares of Class B common stock issued and outstanding at December 31, 2022 and December 31, 2021, respectively.